Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 12,868.5	$ 12,083.9
Accumulated depreciation and amortization	(5,479.6)	(5,067.1)
Property, plant and equipment, net	7,388.9	7,016.8
Mining properties, mine development costs, mine plant facilities and mineral interests	6,344.5	6,021.3
Asset retirement costs	119.3	112.3
Other non-mining assets	925.1	883.2
Cumulative capitalized interest, net of amortization	130.6	122.3
Tarkwa Mine
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	13.5	14.4
Cerro Corona
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	71.6	75.4
South Africa
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	$ 45.5	$ 32.5